UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha,   NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period:  1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security	Market Value
	MUTUAL FUNDS - 27.55%
	DEBT FUND - 27.55%
758,099	Ivy High Income Fund - Class A	$ 6,557,559
40,112	Rydex Series Funds - Government Long Bond 1.2x Strategy Fund, Investor Class	639,382
		7,196,941

	TOTAL MUTUAL FUNDS	7,196,941
	( Cost - $7,113,077)

	OPTIONS PURCHASED* - 0.14%
Contracts**	PUT OPTIONS PURCHASED - 0.14%
300	iShares Russell 2000 Index Fund
	Expiration February 2013, Exercise price $84.00	3,300
400	iShares Russell 2000 Index Fund
	Expiration March 2013, Exercise price $84.00	34,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $70,416)	37,700

	TOTAL OPTIONS PURCHASED (Cost - $70,416)	37,700

	SHORT-TERM INVESTMENTS - 66.42%
Shares	MONEY MARKET FUND - 36.60%
3,485,335	Federated Prime Cash Obligation Fund, Institutional Shares, 0.09% +	3,485,335
6,077,365	Rydex Series US Government Money Market Fund, Money Market Class, 0.00% +	6,077,365

Par Value		9,562,700
	U.S. GOVERNMENT - 29.82%
$1,850,000	United States Treasury Bill, 0.00%, due 3/7/2013 ^	1,849,856
5,940,000	United States Treasury Bill, 0.00%, due 4/25/2013 ^	5,939,110
		7,788,966

	TOTAL SHORT-TERM INVESTMENTS	17,351,666
	( Cost - $17,351,666)

	TOTAL INVESTMENTS - 94.11%
	( Cost - $24,535,159) (a)	$ 24,586,307
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.89%	1,539,911
	NET ASSETS - 100.00%	$ 26,126,218

	* Non-income producing security.
	** Each option contract allows the Fund to purchase 100 shares of the underlying security at the exercise price.
	+ Money market fund; interest rate reflects seven-day yield on January 31, 2013.
	^ Segregated as collateral for futures contracts.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $24,587,948
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 37,092
	Unrealized Depreciation:	(38,733)
	Net Unrealized Depreciation:	$ (1,641)

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
		Unrealized
Long (Short)		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS	(Depreciation)
178	S&P 500 E-Mini Future March 2013	$ (33,450)
	(Underlying Face Amount at Value $265,807)
	TOTAL OPEN LONG FUTURES CONTRACTS	(33,450)

	OPEN SOLD FUTURE CONTRACTS
(47)	Australian Dollar Future March 2013	4,050
	(Underlying Face Amount at Value $4,888,000)
(14)	British Pound Future March 2013	17,931
	(Underlying Face Amount at Value $1,387,138)
(4)	Canadian Dollar Future March 2013	3,720
	(Underlying Face Amount at Value $400,600)
(40)	Euro Fx Future March 2013	(172,850)
	(Underlying Face Amount at Value $6,790,000)
(1)	Japanese Yen Future March 2013	800
	(Underlying Face Amount at Value $136,813)
(8)	Mexican Peso Future March 2013	(3,300)
	(Underlying Face Amount at Value $313,120)
(2)	New Zealand Dollar Future March 2013	(1,660)
	(Underlying Face Amount at Value $167,400)
(1)	South African Rand Future March 2013	1,225
	(Underlying Face Amount at Value $55,665)
(4)	USD/NOK March 2013	3,741
	(Underlying Face Amount at Value $400,000)
(1)	USD/SEK March 2013	2,357
	(Underlying Face Amount at Value $99,900)
	TOTAL OPEN SOLD FUTURES CONTRACTS	(143,986)
	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (177,436)

Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

 The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded futures are valued at the settlement price determined by the exchange.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 7,196,941	$ -	$ -	$ 7,196,941
Options Purchased	37,700	-	-	37,700
Short-Term Investments	9,562,700	7,788,966	-	17,351,666
Total Assets	$ 16,797,341	$ 7,788,966	$ -	$ 24,586,307
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 177,436	$ -	$ -	$ 177,436
Total Liabilities	$ 177,436	$ -	$ -	$ 177,436

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
*Derivative Instruments include cumulative unrealized loss on futures contracts open at January 31, 2013.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts –  The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of January 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized Loss at 1/31/2013
Equity contracts	$(33,450)
Foreign exchange contracts	(143,986)
Total	$(177,436)

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of January 31, 2013 the amount of depreciation on option contracts subject to equity contracts risk exposure amounted to $32,716.

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Par Value	Security	Market Value
	BONDS & NOTES - 17.77%
	BANKS - 2.54%
$1,500,000	Royal Bank of Canada, 2.10%, due 7/29/13	$ 1,512,510

	BEVERAGES - 3.04%
300,000	Coca-Cola Co., 0.75%, due 11/15/13	301,013
1,500,000	PepsiCo, Inc., 0.88%, due 10/25/13	1,505,840
		1,806,853
	DIVERSIFIED FINANCIAL SERVICES - 11.68%
800,000	General Electric Capital Corp., 1.88%, due 9/16/13	806,833
1,500,000	General Electric Capital Corp., 2.10%, due 1/7/14	1,523,289
1,500,000	General Electric Capital Corp., 4.80%, due 5/1/13	1,515,840
1,500,000	General Electric Capital Corp., 5.90%, due 5/13/14	1,600,330
1,500,000	Toyota Motor Corp., 1.38%, due 8/12/13	1,507,847
		6,954,139
	TELECOMMUNICATIONS - 0.51%
300,000	Verizon Communications, Inc., 1.25%, due 11/3/14	303,363

	TOTAL BONDS & NOTES	10,576,865
	( Cost - $10,581,298)
Shares
	SHORT-TERM INVESTMENTS - 74.82%
	MONEY MARKET FUND - 59.70%
35,529,648	Federated Prime Cash Obligation Fund, Institutional Shares, 0.09% +	35,529,648

Par Value
	U.S. GOVERNMENT - 15.12%
$9,000,000	United States Treasury Bill, 0.00%, due 3/7/13 ^	8,999,321

	TOTAL SHORT-TERM INVESTMENTS	44,528,969
	( Cost - $44,528,969)

	TOTAL INVESTMENTS - 92.59%
	( Cost - $55,110,267) (a)	$ 55,105,834
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.41%	4,410,723
	NET ASSETS - 100.00%	$ 59,516,557

	+ Money market fund; interest rate reflects seven-day yield on January 31, 2013.
	^ Segregated as collateral for futures contracts.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $55,110,267 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 963
	Unrealized Depreciation:	(5,396)
	Net Unrealized Depreciation:	$ (4,433)

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Long		Unrealized
Contracts	OPEN LONG FUTURE CONTRACTS	Depreciation
1,592	S&P 500 E-Mini Future March 2013	$ (299,175)
	(Underlying Face Amount at Value $2,377,334)
	TOTAL OPEN LONG FUTURES CONTRACTS	(299,175)	(1)

(1) Amount subject to equity contracts risk exposure.

Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

 The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded futures are valued at the settlement price determined by the exchange.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 10,576,865	$ -	$ 10,576,865
Short-Term Investments	35,529,648	8,999,321	-	44,528,969
Total Assets	$ 35,529,648	$ 19,576,186	$ -	$ 55,105,834
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 299,175	$ -	$ -	$ 299,175
Total Liabilities	$ 299,175	$ -	$ -	$ 299,175

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
*Derivative Instruments include cumulative unrealized loss on futures contracts open at January 31, 2013.

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/28/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/28/13